SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 1.0	$ 0.6